SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 02, 2023
Cash and Cash Equivalents
Cash	$ 1,737,511	$ 206,263		$ 1,737,511	$ 815,643	$ 1,737,511
Cash equivalents	0	0		0	0	0
Investments Held in Trust Account
Investments held in Trust Account	252,994,944	258,765,536		252,994,944	256,918,610	252,994,944
Class A Ordinary Shares Subject to Possible Redemption
Remeasurement of Class A ordinary shares to redemption amount		1,846,926		34,429,166	3,818,611
Offering costs
Transaction Costs		14,534,731			14,534,731
Underwriting fees		5,060,000			5,060,000
Deferred underwriting fee payable	8,855,000	8,855,000		8,855,000	8,855,000	8,855,000	$ 8,855,000
Other offering costs		619,731			619,731
Income Taxes
Unrecognized tax benefits		0			0
Unrecognized tax benefits accrued for interest and penalties		0			0
Denominator:
Cash held outside the trust account	1,737,511	206,263		1,737,511	815,643	1,737,511
Working capital		(1,323,645)			635,473
Total deposit		$ 2,530,000			$ 2,530,000
Purchase price per unit		$ 0.10			$ 0.10
Dissolution expenses		$ 100,000			$ 100,000
Warrants
Net Loss Per Ordinary Share
Anti-dilutive securities attributable to warrants (in shares)		14,631,250			14,631,250
Public Warrants
Offering costs
Other offering costs	1,231,065			1,231,065	$ 1,231,065	1,231,065
Public Shares
Offering costs
Reduction of temporary equity attributable to offering costs	13,303,666				13,303,666
Class A ordinary shares
Numerator:
Net loss		$ (90,307)	$ (298,290)	$ (35,291)	$ 1,866,765
Denominator:
Basic, weighted average shares outstanding		26,100,000	26,100,000	2,437,912	26,100,000
Diluted, weighted average shares outstanding		26,100,000	26,100,000	2,437,912	26,100,000
Basic, net loss per ordinary shares		$ 0.00	$ (0.01)	$ (0.01)	$ 0.07
Diluted, net loss per ordinary shares		$ 0.00	$ (0.01)	$ (0.01)	$ 0.07
Class A ordinary shares subject to possible redemption
Class A Ordinary Shares Subject to Possible Redemption
Gross proceeds						253,000,000
Fair value of Public Warrants at issuance	(11,005,500)			$ (11,005,500)		(11,005,500)
Fair value of Rights at issuance	(10,120,000)			(10,120,000)		(10,120,000)
Issuance costs allocated to Class A ordinary shares subject to possible redemption	(13,303,666)			(13,303,666)		(13,303,666)
Accretion of carrying value to redemption value		$ 1,846,926			$ 3,818,611	34,429,166
Class A ordinary shares subject to possible redemption, redemption value (per share)	$ 253,000,000	258,665,537		253,000,000	256,818,611	$ 253,000,000
Class B ordinary shares
Numerator:
Net loss		$ (21,885)	$ (72,286)	$ (75,047)	$ 452,387
Denominator:
Basic, weighted average shares outstanding		6,325,000	6,325,000	5,184,204	6,325,000
Diluted, weighted average shares outstanding		6,325,000	6,325,000	5,184,204	6,325,000
Basic, net loss per ordinary shares		$ 0.00	$ (0.01)	$ (0.01)	$ 0.07
Diluted, net loss per ordinary shares		$ 0.00	$ (0.01)	$ (0.01)	$ 0.07